ADVISORSHARES TRUST

AdvisorShares Cornerstone Small Cap ETF

NYSE Arca Ticker: SCAP

Supplement dated March 21, 2017

to the Prospectus and Statement of Additional Information

dated July 7, 2016

This supplement provides new and additional information beyond that contained in Prospectus and Statement of Additional Information (“SAI”) for the AdvisorShares Cornerstone Small Cap ETF (the “Fund”) and should be read in conjunction with those documents.

Effective March 31, 2017, Mr. Cameron Clement will no longer serve as a co-portfolio manager of the Fund. All references to Mr. Clement in the Prospectus and SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.